Exploration and Evaluation Costs (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about exploration and evaluation assets

Exploration and Evaluation Assets
($ millions)	2017	2016
Beginning of year	1,066	1,091
Additions	224	95
Disposals	—	(6)
Transfers to oil and gas properties (note 9)	(377)	(18)
Expensed exploration expenditures previously capitalized	(6)	(86)
Exchange adjustments	(69)	(10)
End of year	838	1,066

Property, Plant and Equipment	Oil and Gas Properties	Processing, Transportation and Storage	Upgrading	Refining	Retail and Other	Total
($ millions)
Cost
December 31, 2015	50,388	1,465	2,313	8,136	2,688	64,990
Additions	818	55	51	712	61	1,697
Acquisitions	67	—	—	—	—	67
Transfers from exploration and evaluation (note 8)	18	—	—	—	—	18
Changes in asset retirement obligations (note 16)	231	—	3	11	9	254
Disposals and derecognition	(6,590)	(1,383)	—	—	(3)	(7,976)
Exchange adjustments	(131)	—	—	(214)	—	(345)
December 31, 2016	44,801	137	2,367	8,645	2,755	58,705
Additions(1)	1,371	11	230	561	140	2,313
Acquisitions	29	—	—	577	—	606
Transfers from exploration and evaluation (note 8)	377	—	—	—	—	377
Intersegment transfers	48	(61)	—	—	13	—
Changes in asset retirement obligations (note 16)	150	—	2	13	23	188
Disposals and derecognition	(4,702)	—	—	(39)	—	(4,741)
Exchange adjustments	(259)	(1)	—	(566)	(1)	(827)
December 31, 2017	41,815	86	2,599	9,191	2,930	56,621

Accumulated depletion, depreciation, amortization and impairment
December 31, 2015	(31,300)	(574)	(1,260)	(2,676)	(1,546)	(37,356)
Depletion, depreciation, amortization and impairment	(1,806)	(23)	(103)	(380)	(150)	(2,462)
Disposals and derecognition	5,082	501	—	13	4	5,600
Exchange adjustments	38	—	—	68	—	106
December 31, 2016	(27,986)	(96)	(1,363)	(2,975)	(1,692)	(34,112)
Depletion, depreciation, amortization and impairment	(2,238)	(2)	(99)	(406)	(137)	(2,882)
Intersegment transfers	(37)	50	—	—	(13)	—
Disposals and derecognition	4,124	—	—	16	—	4,140
Exchange adjustments	121	1	—	189	—	311
December 31, 2017	(26,016)	(47)	(1,462)	(3,176)	(1,842)	(32,543)

Net book value
December 31, 2016	16,815	41	1,004	5,670	1,063	24,593
December 31, 2017	15,799	39	1,137	6,015	1,088	24,078
(1)    Additions include assets under finance lease.

Disclosure of exploration and evaluation expenses
The following exploration and evaluation expenses for the years ended December 31, 2017 and 2016 relate to activities associated with the exploration for and evaluation of crude oil and natural gas resources and were recorded in the Upstream Exploration and Production business.

Exploration and Evaluation Expense Summary
($ millions)	2017	2016
Seismic, geological and geophysical	113	78
Expensed drilling	22	66
Expensed land	11	44
	146	188